Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 38,530,773	$ 45,598,620	$ 66,232,757
Cost of revenues	(30,226,192)	(36,534,358)	(49,961,793)
Gross Profit	8,304,581	9,064,262	16,270,964
Operating expenses:
Selling and marketing	(5,651,505)	(4,875,650)	(5,813,307)
General and administrative	(9,581,030)	(5,270,966)	(4,922,075)
Total operating expenses	(15,232,535)	(10,146,616)	(10,735,382)
(Loss) income from operations	(6,927,954)	(1,082,354)	5,535,582
Other income (loss):
Other income	49,163	1,366,394	99,006
Other expenses	(725,374)	(31,095)	(234,269)
Interest expense	(958,935)	(684,358)	(425,791)
Total other (loss) income, net	(1,635,146)	650,941	(561,054)
(Loss) income before income tax expenses	(8,563,100)	(431,413)	4,974,528
Income tax (expenses) credit	(206,944)	77,302	(897,157)
Net (loss) income	(8,770,044)	(354,111)	4,077,371
Other Comprehensive Loss
Foreign currency translation adjustment	(102,715)	(3,076,878)	(1,108,733)
Total Comprehensive (Loss) Income	$ (8,872,759)	$ (3,430,989)	$ 2,968,638
Net (loss) income per share attributable to ordinary shareholders - basic (in Dollars per share)	$ (0.78)	$ (0.03)	$ 0.41
Net (loss) income per share attributable to ordinary shareholders - diluted (in Dollars per share)	$ (0.78)	$ (0.03)	$ 0.41
Weighted average number of ordinary shares used in computing net (loss) income per share - basic (in Shares)	11,250,000	10,301,370	10,000,000
Weighted average number of ordinary shares used in computing net (loss) income per share - diluted (in Shares)	11,250,000	10,301,370	10,000,000